Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Cost of revenues	$ 20,352,729	$ 10,570,070	$ 8,089,394
Gross loss	63,343,156	42,168,007	21,510,092
Operating expenses:
General and administrative	17,592,119	15,210,102	11,387,381
Product development	11,147,873	9,032,327	10,735,570
Sales and marketing	43,761,473	30,588,236	13,072,017
Stock-based compensation	4,698,953	3,035,122	802,725
Total operating expenses	82,453,115	54,830,665	35,194,968
Interest income	4,044,288	1,340,563	3,177,544
Equity in deficits of subsidiaries, VIEs and VIE’s subsidiaries		2,773,839
Exchange gain, net	(112,672)	556,757	71,516
Other income	18,236	(29,131)	(633,981)
Gain from sale of cost method investment	0	0
Net loss	(10,630,728)	(8,173,890)	(11,960,147)
Other comprehensive income, net of tax:
Reclassification adjustment of available-for-sale securities, net of tax effects of nil, nil and nil for 2012, 2013 and 2014, respectively			45,567
Comprehensive loss	(7,389,126)	(7,377,333)	(11,692,635)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Cost of revenues		2,584	4,245
Gross loss		(2,584)	(4,245)
Operating expenses:
General and administrative	1,418,198	1,417,843	1,445,591
Product development	50,859	62,914	68,961
Sales and marketing	108,384	160,112	43,018
Stock-based compensation	4,132,182	2,539,274	207,677
Total operating expenses	5,709,623	4,180,143	1,765,247
Interest income	30	605	2,180
Equity in deficits of subsidiaries, VIEs and VIE’s subsidiaries	(6,394,055)	(4,985,519)	(9,674,955)
Exchange gain, net	(76,351)	594,513	(413,004)
Other income	674,414		64
Gain from sale of cost method investment	4,337,736
Net loss	(7,167,849)	(8,573,128)	(11,855,207)
Other comprehensive income, net of tax:
Changes in foreign currency translation adjustment	(221,070)	1,195,795	130,115
Net unrealized loss on available-for-sale securities, net of tax effects of $5,728, nil and nil for 2012, 2013 and 2014, respectively			(13,110)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil, nil and nil for 2012, 2013 and 2014, respectively			45,567
Other comprehensive income (loss), net of tax	(221,070)	1,195,795	162,572
Comprehensive loss	$ (7,388,919)	$ (7,377,333)	$ (11,692,635)